Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 22,733
2025	20,547
2026	17,670
2027	12,299
2028	5,585
Thereafter	40,696
Total undiscounted cash flows	119,530
Less: Imputed interest	(33,523)
Present value of lease liabilities	$ 86,007